Operating profit - Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest recognised on impaired financial assets	$ 261	$ 574	$ 934
Fees earned on financial assets that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate)	7,577	7,732	8,736
Fees earned on trust and other fiduciary activities	2,691	2,543	3,052
Interest on financial instruments, excluding interest on financial liabilities held for trading or designated at fair value	(10,912)	(11,858)	(13,680)
Fees payable on financial liabilities that are not at fair value through profit or loss (other than amounts included in determining the effective interest rate)	(1,475)	(1,214)	(1,251)
Fees payable relating to trust and other fiduciary activities	(134)	(129)	(166)
Payments under lease and sublease agreements	(936)	(969)	(1,190)
– minimum lease payments	(911)	(945)	(1,058)
– contingent rents and sublease payments	(25)	(24)	(132)
UK bank levy	(916)	(922)	(1,421)
Restructuring provisions	(204)	(415)	(430)
Impairment of available-for-sale equity securities	(98)	(36)	(111)
Gains/(losses) recognised on assets held for sale	195	(206)	(244)
Gains on the partial sale of shareholding in Industrial Bank	0	0	1,372
Gain/(loss) on disposal of Brazilian operations	19	(1,743)	0
Loan impairment charges and other credit risk provisions	(1,769)	(3,400)	(3,721)
– net impairment charge on loans and advances	(1,992)	(3,350)	(3,592)
– release of impairment on available-for-sale debt securities	190	63	17
– other credit risk provisions	$ 33	$ (113)	$ (146)